Schedule of Investments (unaudited)	iShares® Environmentally Aware Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Real Estate Activities — 4.6%
Allreal Holding AG, Registered	63	$10,798
City Developments Ltd.	1,800	11,424
Heiwa Real Estate Co. Ltd.	300	8,583
Mitsubishi Estate Co. Ltd.	6,600	84,831
Mitsui Fudosan Co. Ltd.	4,500	84,346
New World Development Co. Ltd.	9,000	26,900
Nomura Real Estate Holdings Inc.	600	13,224
Sumitomo Realty & Development Co. Ltd.	1,800	43,879
Sun Hung Kai Properties Ltd.	9,000	127,635
Tokyo Tatemono Co. Ltd.	1,200	14,877
Tritax EuroBox PLC(a)	5,097	4,234
UOL Group Ltd.	2,700	14,406
		445,137
Diversified REITs — 6.7%
Abacus Property Group	2,697	5,344
Abrdn Property Income Trust	1,956	1,592
Activia Properties Inc.	3	8,984
Alexander & Baldwin Inc.	387	7,748
American Assets Trust Inc.	351	9,989
Argosy Property Ltd.	4,323	3,221
Armada Hoffler Properties Inc.	363	4,603
Artis REIT	420	2,999
Balanced Commercial Property Trust Ltd.	1,929	1,888
British Land Co. PLC (The)	7,530	41,211
Broadstone Net Lease Inc.	780	14,126
Charter Hall Long Wale REIT	3,477	11,252
Cromwell European Real Estate Investment Trust	1,800	3,150
CT Property Trust Ltd.	813	715
Custodian REIT PLC	2,010	2,260
Daiwa House REIT Investment Corp.	12	26,109
Empire State Realty Trust Inc., Class A	1,641	13,686
Essential Properties Realty Trust Inc.	795	20,257
Global Net Lease Inc.	540	8,073
GPT Group (The)	13,347	43,265
Growthpoint Properties Australia Ltd.	1,524	3,520
H&R Real Estate Investment Trust	1,257	12,291
Heiwa Real Estate REIT Inc.	6	6,978
Hulic Reit Inc.	6	7,172
ICADE	144	6,840
Land Securities Group PLC	3,174	27,807
Lar Espana Real Estate Socimi SA	891	4,446
LXI REIT PLC	3,807	5,299
Merlin Properties Socimi SA	3,846	37,586
Mirvac Group	26,250	42,410
Nextensa. SA	15	783
NIPPON REIT Investment Corp.	3	7,639
Nomura Real Estate Master Fund Inc.	21	24,559
NTT UD REIT Investment Corp.	6	6,119
OUE Commercial Real Estate Investment Trust	22,800	6,086
Picton Property Income Ltd. (The)	2,436	2,312
Schroder REIT Ltd.	3,483	2,020
Sekisui House Reit Inc.	21	11,480
Star Asia Investment Corp.	6	2,434
Stockland	15,504	43,322
STORE Capital Corp.	771	24,834
Stride Property Group	2,178	1,957
Sunlight REIT	9,000	3,985
Suntec REIT	18,300	19,565
Security	Shares	Value

Diversified REITs (continued)
Takara Leben Real Estate Investment Corp.	3	$2,249
Tokyu REIT Inc.	6	9,041
UK Commercial Property REIT Ltd.	4,029	2,880
United Urban Investment Corp.	12	13,655
WP Carey Inc.	849	72,615
		642,356
Health Care Facilities — 0.1%
Chartwell Retirement Residences	1,386	10,219

Health Care REITs — 5.3%
Aedifica SA	243	21,324
Assura PLC	6,840	4,701
CareTrust REIT Inc.	393	8,143
Cofinimmo SA	129	11,734
Community Healthcare Trust Inc.	57	2,444
Healthcare Realty Trust Inc.	870	18,731
Healthpeak Properties Inc.	1,947	53,504
Impact Healthcare REIT PLC	741	950
LTC Properties Inc.	93	3,548
Medical Properties Trust Inc.	1,614	20,901
National Health Investors Inc.	222	13,060
Omega Healthcare Investors Inc.	600	17,664
Parkway Life REIT	1,500	4,643
Physicians Realty Trust	468	7,422
Primary Health Properties PLC	3,189	4,418
Sabra Health Care REIT Inc.	615	8,302
Target Healthcare REIT PLC	1,497	1,495
Universal Health Realty Income Trust	54	2,960
Ventas Inc.	2,688	139,265
Vital Healthcare Property Trust	1,299	2,009
Welltower Inc.	2,190	164,338
		511,556
Homebuilding — 0.6%
Sekisui House Ltd.	3,000	56,698

Hotel & Resort REITs — 2.5%
Apple Hospitality REIT Inc.	885	15,691
CapitaLand Ascott Trust	6,900	5,849
CDL Hospitality Trusts	4,500	4,643
DiamondRock Hospitality Co.	1,293	12,452
Far East Hospitality Trust	4,800	2,454
Host Hotels & Resorts Inc.	4,152	78,265
Hotel Property Investments Ltd.	2,010	4,994
Invincible Investment Corp.	12	5,118
Japan Hotel REIT Investment Corp.	9	5,703
Park Hotels & Resorts Inc.	1,041	15,313
Pebblebrook Hotel Trust	678	11,119
RLJ Lodging Trust	801	10,069
Ryman Hospitality Properties Inc.	294	27,310
Service Properties Trust	567	5,052
Summit Hotel Properties Inc.	465	3,962
Sunstone Hotel Investors Inc.	1,422	15,628
Xenia Hotels & Resorts Inc.	879	13,097
		236,719
Industrial REITs — 14.5%
Advance Logistics Investment Corp.	3	3,227
AIMS APAC REIT	4,200	4,393
Americold Realty Trust Inc.	1,305	40,990
CapitaLand Ascendas REIT	25,800	56,776
Centuria Industrial REIT	2,742	6,520

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
CRE Logistics REIT Inc.	3	$4,079
Dexus Industria REIT	1,230	2,688
Dream Industrial REIT	966	10,164
EastGroup Properties Inc.	234	39,371
ESR Kendall Square REIT Co. Ltd.	636	2,121
ESR-LOGOS REIT	44,700	12,977
First Industrial Realty Trust Inc.	615	32,810
Frasers Logistics & Commercial Trust	17,700	17,036
GLP J-REIT	42	47,526
Goodman Property Trust	5,502	7,332
Granite REIT	267	16,341
Industrial & Infrastructure Fund Investment Corp.	12	13,299
Innovative Industrial Properties Inc.	105	9,427
Intervest Offices & Warehouses NV	171	3,737
Japan Logistics Fund Inc.	6	13,681
LaSalle Logiport REIT	12	14,539
LondonMetric Property PLC	4,779	11,135
LXP Industrial Trust	1,500	17,325
Mapletree Industrial Trust	13,800	25,080
Mapletree Logistics Trust	20,100	25,985
Mitsubishi Estate Logistics REIT Investment Corp.	3	9,430
Mitsui Fudosan Logistics Park Inc.	3	10,470
Montea NV	57	4,575
Nippon Prologis REIT Inc.	30	68,074
Prologis Inc.	4,924	636,573
Rexford Industrial Realty Inc.	705	44,746
Segro PLC	5,931	61,051
SOSiLA Logistics REIT Inc.	3	2,986
STAG Industrial Inc.	894	31,826
Summit Industrial Income REIT	708	12,175
Terreno Realty Corp.	360	23,195
Tritax Big Box REIT PLC	12,057	23,231
Urban Logistics REIT PLC	2,208	3,906
Warehouse REIT PLC	1,995	2,602
Warehouses De Pauw CVA	726	23,023
		1,396,422
Office REITs — 9.9%
Alexandria Real Estate Equities Inc.	954	153,346
Allied Properties REIT	483	10,774
Boston Properties Inc.	1,470	109,574
Brandywine Realty Trust	1,653	10,844
Centuria Office REIT	1,968	2,234
Champion REIT	21,000	9,310
CLS Holdings PLC	663	1,218
Corporate Office Properties Trust	660	18,526
Cousins Properties Inc.	1,755	48,122
Covivio	258	17,710
Cromwell Property Group	9,939	5,107
Derwent London PLC	528	16,843
Dexus	5,847	33,901
Douglas Emmett Inc.	894	14,974
Easterly Government Properties Inc.	519	8,429
Equity Commonwealth	1,017	25,954
Gecina SA	309	36,601
Global One Real Estate Investment Corp.	3	2,477
Great Portland Estates PLC	1,305	9,162
Highwoods Properties Inc.	804	24,417
Hudson Pacific Properties Inc.	1,710	19,477
Ichigo Office REIT Investment Corp.	6	3,928
Inmobiliaria Colonial Socimi SA	3,411	24,879
Security	Shares	Value

Office REITs (continued)
Japan Excellent Inc.	6	$5,726
Japan Prime Realty Investment Corp.	3	8,138
Japan Real Estate Investment Corp.	6	25,725
JBG SMITH Properties	1,524	30,693
JR REIT XXVII	470	1,714
Kenedix Office Investment Corp.	3	7,127
Keppel Pacific Oak US REIT	4,500	2,411
Keppel REIT	25,200	18,573
Kilroy Realty Corp.	1,038	42,600
Manulife US Real Estate Investment Trust	15,600	5,161
Mirai Corp.	6	2,026
Mori Hills REIT Investment Corp.	18	20,454
Mori Trust Sogo REIT Inc.	3	3,385
Nippon Building Fund Inc.	6	26,222
NSI NV	93	2,427
Office Properties Income Trust	315	5,405
Orion Office REIT Inc.	201	1,940
Orix JREIT Inc.	15	20,638
Paramount Group Inc.	1,926	12,423
Piedmont Office Realty Trust Inc., Class A	1,359	14,405
Precinct Properties New Zealand Ltd.	6,618	5,379
Prime U.S. REIT	2,400	1,251
Prosperity REIT	9,000	2,618
Sankei Real Estate Inc.	3	2,043
SL Green Realty Corp.	753	30,986
Veris Residential Inc.(b)	366	6,332
Vornado Realty Trust	1,434	34,975
Workspace Group PLC	357	2,223
		950,807
Real Estate Development — 1.4%
CK Asset Holdings Ltd.	15,000	95,903
Lifestyle Communities Ltd.	627	8,741
Neobo Fastigheter AB(b)	582	1,088
Sino Land Co. Ltd.	24,000	31,187
		136,919
Real Estate Operating Companies — 8.3%
Aberdeen Standard European Logistics Income PLC(a)	2,172	1,925
ADLER Group SA(a)(b)	888	1,349
Aeon Mall Co. Ltd.	600	8,451
Amot Investments Ltd.	978	5,740
Aroundtown SA	5,478	15,252
Atrium Ljungberg AB, Class B	549	9,815
Azrieli Group Ltd.	252	16,232
CA Immobilien Anlagen AG	327	10,199
Capitaland Investment Ltd/Singapore	17,400	52,715
Castellum AB	1,704	23,381
Catena AB	159	6,652
Cibus Nordic Real Estate AB	210	2,977
Citycon OYJ	900	6,782
Corem Property Group AB, Class B	2,706	2,477
Deutsche EuroShop AG	81	1,914
Deutsche Wohnen SE	315	7,440
Dios Fastigheter AB	510	3,886
Entra ASA(a)	393	4,648
Fabege AB	2,304	21,776
Fastighets AB Balder, Class B(b)	3,540	18,239
Grainger PLC	3,561	11,397
Grand City Properties SA	591	6,299
Helical PLC	384	1,704

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Operating Companies (continued)
Hiag Immobilien Holding AG	15	$1,353
Hongkong Land Holdings Ltd.	8,700	42,532
Hufvudstaden AB, Class A	1,461	22,003
Hulic Co. Ltd.	1,500	12,330
Hysan Development Co. Ltd.	3,000	10,093
Intershop Holding AG	6	4,025
Kennedy-Wilson Holdings Inc.	645	11,533
Kojamo OYJ	912	14,003
LEG Immobilien SE	474	37,055
Mobimo Holding AG, Registered	30	7,714
NP3 Fastigheter AB	99	2,186
Nyfosa AB	909	7,926
Pandox AB(b)	297	4,089
Phoenix Spree Deutschland Ltd.	375	1,089
Platzer Fastigheter Holding AB, Class B	249	2,184
PSP Swiss Property AG, Registered	165	20,570
Sagax AB, Class B	822	20,447
Samhallsbyggnadsbolaget i Norden AB	5,823	10,638
Shurgard Self Storage SA	138	6,659
Sirius Real Estate Ltd.	5,184	5,401
Stendorren Fastigheter AB, NVS(b)	69	1,298
Swire Properties Ltd.	13,800	38,786
Swiss Prime Site AG, Registered	294	26,198
TAG Immobilien AG	606	5,190
Tricon Residential Inc.	852	7,396
VGP NV	48	4,796
Vonovia SE	4,977	140,592
Wallenstam AB, Class B	1,788	8,208
Wharf Real Estate Investment Co. Ltd.	12,000	68,696
Wihlborgs Fastigheter AB	1,380	11,362
		797,602
Residential REITs — 13.8%
Advance Residence Investment Corp.	9	21,985
American Homes 4 Rent, Class A	1,362	46,703
Apartment Income REIT Corp.	1,026	39,255
Apartment Investment & Management Co., Class A	804	6,038
AvalonBay Communities Inc.	1,035	183,650
Boardwalk REIT	171	7,225
Camden Property Trust	642	79,101
Canadian Apartment Properties REIT	846	31,283
Centerspace	84	5,680
Civitas Social Housing PLC	2,811	1,979
Comforia Residential REIT Inc.	3	6,666
Daiwa Securities Living Investments Corp.	9	7,530
Elme Communities	831	15,955
Empiric Student Property PLC	3,342	3,601
Equity LifeStyle Properties Inc.	984	70,632
Equity Residential	3,045	193,814
Essex Property Trust Inc.	426	96,306
Independence Realty Trust Inc.	939	17,681
Ingenia Communities Group	2,421	7,973
InterRent REIT	627	6,790
Invitation Homes Inc.	2,814	91,455
Irish Residential Properties REIT PLC	2,940	3,658
Kenedix Residential Next Investment Corp.	6	8,943
Killam Apartment REIT	543	7,509
Mid-America Apartment Communities Inc.	714	119,038
NexPoint Residential Trust Inc.	129	6,515
Nippon Accommodations Fund Inc.	3	13,465
PRS REIT PLC (The)	2,934	3,292
Security	Shares	Value

Residential REITs (continued)
Residential Secure Income PLC, NVS(a)	819	$794
Samty Residential Investment Corp.	3	2,516
Sun Communities Inc.	591	92,704
Triple Point Social Housing REIT PLC(a)	1,578	970
UDR Inc.	2,229	94,933
UNITE Group PLC (The)	2,370	29,196
Xior Student Housing NV	100	3,360
		1,328,195
Retail REITs — 15.7%
Acadia Realty Trust	148	2,298
AEON REIT Investment Corp.	6	6,631
Agree Realty Corp.	324	24,180
Ascencio	36	2,125
Brixmor Property Group Inc.	1,035	24,354
BWP Trust	3,828	10,648
Capital & Counties Properties PLC	4,194	5,946
CapitaLand Integrated Commercial Trust	75,000	122,710
Carmila SA	420	6,340
Charter Hall Retail REIT	3,765	10,692
Choice Properties REIT	1,200	13,501
Crombie REIT	501	6,220
Eurocommercial Properties NV	399	9,991
Federal Realty Investment Trust	492	54,873
First Capital Real Estate Investment Trust	1,284	17,322
Fortune REIT	9,000	7,789
Frasers Centrepoint Trust	14,700	24,922
Frontier Real Estate Investment Corp.	3	11,569
Fukuoka REIT Corp.	3	3,858
Getty Realty Corp.	134	4,882
Hamborner REIT AG	456	3,569
Hammerson PLC	35,568	11,769
HomeCo Daily Needs REIT	7,716	7,406
Immobiliare Grande Distribuzione SIIQ SpA	348	1,076
InvenTrust Properties Corp.	261	6,491
Japan Metropolitan Fund Invest	12	9,277
Kenedix Retail REIT Corp.	3	5,625
Kimco Realty Corp.	2,883	64,752
Kite Realty Group Trust	1,134	24,608
Kiwi Property Group Ltd.	5,787	3,576
Klepierre SA	1,965	49,872
Lendlease Global Commercial REIT	24,000	13,291
Link REIT	13,500	108,059
LOTTE REIT Co. Ltd.	815	2,703
Macerich Co. (The)	999	13,726
Mapletree Pan Asia Commercial Trust	15,300	21,289
Mercialys SA	516	5,731
National Retail Properties Inc.	501	23,722
Necessity Retail REIT Inc.	675	4,610
NETSTREIT Corp.	480	9,662
NewRiver REIT PLC	2,121	2,298
Phillips Edison & Co. Inc.	909	30,470
Prinmaris REIT	330	3,787
Realty Income Corp.	2,019	136,949
Regency Centers Corp.	711	47,374
Region RE Ltd.	8,622	16,545
Retail Estates NV	72	4,971
Retail Opportunity Investments Corp.	489	7,741
RioCan REIT	1,497	25,967
RPT Realty	354	3,710
Scentre Group	40,131	87,077

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Shaftesbury PLC	825	$4,018
Simon Property Group Inc.	1,362	174,963
SITE Centers Corp.	735	10,033
SmartCentres Real Estate Investment Trust	540	11,445
SPH REIT	12,300	9,139
Spirit Realty Capital Inc.	438	19,219
Starhill Global REIT	12,300	5,350
Supermarket Income REIT PLC	9,084	10,792
Tanger Factory Outlet Centers Inc.	678	12,957
Unibail-Rodamco-Westfield(b)	513	33,199
Urban Edge Properties	450	7,088
Vastned Retail NV	81	1,867
Vicinity Ltd.	47,127	68,949
Waypoint REIT Ltd.	5,403	10,669
Wereldhave NV	282	4,236
		1,512,478
Specialized REITs — 16.2%
Arena REIT	2,172	5,762
Big Yellow Group PLC	930	13,871
Charter Hall Social Infrastructure REIT	822	2,028
CubeSmart	975	44,645
Digital Realty Trust Inc.	1,947	223,165
EPR Properties	267	11,342
Equinix Inc.	773	570,575
Extra Space Storage Inc.	582	91,857
Four Corners Property Trust Inc.	450	12,942
Gaming and Leisure Properties Inc.	1,041	55,756
Keppel DC REIT	7,500	11,690
Life Storage Inc.	348	37,598
Security	Shares	Value

Specialized REITs (continued)
National Storage Affiliates Trust	366	$14,933
National Storage REIT	5,769	9,494
Public Storage	684	208,169
Safehold Inc.	189	6,607
Safestore Holdings PLC	1,047	13,037
VICI Properties Inc.	6,705	229,177
		1,562,648

Total Long-Term Investments — 99.6%
(Cost: $8,942,824)		9,587,756

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	10,000	10,000

Total Short -Term Investments — 0.1%
(Cost: $10,000)		10,000

Total Investments — 99.7%
(Cost: $8,952,824)		9,597,756

Other Assets Less Liabilities — 0.3%		32,236
Net Assets — 100.0%		$9,629,992

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/15/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$10,000	(b)	$—	$—	$—	$10,000	10,000	$86	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones US Real Estate Index	1	03/17/23	$36	$2,951

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Real Estate Activities	$—	$445,137	$—	$445,137
Diversified REITs	209,609	432,747	—	642,356
Health Care Facilities	10,219	—	—	10,219
Health Care REITs	467,428	44,128	—	511,556
Homebuilding	—	56,698	—	56,698
Hotel & Resort REITs	207,958	28,761	—	236,719
Industrial REITs	925,188	471,234	—	1,396,422
Office REITs	639,226	311,581	—	950,807
Real Estate Development	—	136,919	—	136,919
Real Estate Operating Companies	40,709	756,893	—	797,602
Residential REITs	1,220,924	107,271	—	1,328,195
Retail REITs	809,687	702,791	—	1,512,478
Specialized REITs	1,506,766	55,882	—	1,562,648
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$6,047,714	$3,550,042	$—	$9,597,756
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,951	$—	$—	$2,951

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust